Financial instruments risk management (Schedule of Classification of Financial Assets and Liabilities) (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	₪ 201,822	₪ 121,860	₪ 134,287	₪ 113,062
Financial assets at fair value through profit or loss	13,700
Loans to others	18,707	17,650
Fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents
Financial assets at fair value through profit or loss	168,400	141,543
Loans to others
Trade and other receivables
Total financial assets	168,400	141,543
Trade payables
Total financial liabilities
Amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	201,822	121,860
Financial assets at fair value through profit or loss
Loans to others	18,707	17,650
Trade and other receivables	137,968	142,399
Total financial assets	358,497	281,909
Trade payables	23,474	24,650
Total financial liabilities	₪ 23,474	₪ 24,650